Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Company’s Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31,
	2023	2022
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	121,654	65,574
Total deferred tax asset	121,654	65,574
Valuation allowance	(121,654)	(65,574)
Deferred tax asset, net of allowance	$—	$—

Shedule of Income Tax Provision Consists	The income tax provision consists of the following:
	For the Year Ended December 31,
	2023	2022
Federal
Current	$450,960	$309,931
Deferred	(56,079)	(65,574)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	56,079	65,574
Income tax provision	$450,960	$309,931

Schedule of Company’s Statutory Income Tax Rate to the Company’s Effective Income Tax Rate	A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):
	For the Year Ended December 31,
	2023	2022
Income at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%
Transaction costs	0.00%	32.69%
Change in valuation allowance	2.98%	14.41%
Effective income tax rate	23.96%	68.10%